Financial results, net - Summary of Components of Financial Income Expense Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Income (Expense), Net [Abstract]
Foreign exchange (losses) / gains	$ (39,152)	$ (4,509)	$ 11,131
Gains / (losses) on derivative financial instruments	2,940	(1,096)	10,648
Interest income	17,980	5,972	3,857
Interest expense	(8,484)	(5,686)	(5,471)
Factoring expense	(18,463)	(5,382)	(2,194)
Bank expenses	(1,370)	(278)	(1,371)
Others	1,090	772	(3,690)
Total financial results, net	$ (45,459)	$ (10,207)	$ 12,910